VARIABLE INTEREST ENTITIES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
VARIABLE INTEREST ENTITIES
Assets	¥ 15,815,245	¥ 12,416,743
Liabilities	13,072,312	10,215,676
Equity	2,742,933	2,201,067	¥ 1,638,324	¥ 1,287,028
Total liabilities and equity	15,815,245	12,416,743
LRE Cayman
VARIABLE INTEREST ENTITIES
Liabilities	6,969	6,481
Equity	(6,969)	(6,481)
Sojiya Japan
VARIABLE INTEREST ENTITIES
Assets	401	472
Equity	401	472
Total liabilities and equity	¥ 401	¥ 472